NET INCOME (LOSS) PER ORDINARY SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
NET INCOME (LOSS) PER ORDINARY SHARE
NET INCOME (LOSS) PER ORDINARY SHARE

18. NET INCOME (LOSS) PER ORDINARY SHARE

Basic and diluted net loss per share for each of the years presented were calculated as follows:

	For six months ended
	June 30,
	2020	2021
	RMB	RMB
Numerator:
Net income (loss) attributable to 9F Inc.	(741,013)	(193,709)
Less:
Deemed dividend to preferred shareholders	—	—
Undistributed earnings allocated to preferred shareholders	—	—
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic	(741,013)	(193,709)
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-basic	195,191,000	100,361,432
Net income (loss) per ordinary share attributable to ordinary shareholders-basic	(3.80)	(1.93)
Diluted net income per share calculation
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic	(741,013)	(193,709)
Add: adjustments to undistributed earnings to participating securities
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares-dilute	(741,013)	(193,709)
Denominator:
Weighted average ordinary shares basic outstanding	195,191,000	100,361,432
Effect of potentially diluted share options
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-dilute	195,191,000	100,361,432
Net income (loss) per ordinary share attributable to ordinary shareholders-diluted	(3.80)	(1.93)

19.	NET INCOME (LOSS) PER ORDINARY SHARE

The Group has determined that its preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two-class method of computing net income per share, for ordinary shares, and preferred shares according to the participation rights in undistributed earnings for the year ended December 31, 2018. For the year ended December 31, 2019, undistributed net loss is not allocated to preferred shares because they are not contractually obligated to participate in the loss allocated to the ordinary shares. There were no preferred shares outstanding for the year ended December 31, 2020.

Basic and diluted net loss per share for each of the years presented were calculated as follows:

	For the years ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income (loss) attributable to 9F Inc.	1,981,804	(2,159,576)	(2,258,895)
Less:
Change in redemption value in Series A preferred shares	(17,225)	(10,711)	—
Deemed dividend to preferred shareholders	—	—	—
Undistributed earnings allocated to preferred shareholders	(244,589)	—	—
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares—basic	1,719,990	(2,170,287)	(2,258,895)
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares—basic	162,672,800	174,552,468	198,596,879
Net income (loss) per ordinary share attributable to ordinary shareholders—basic	10.57	(12.43)	(11.37)
Diluted net income per share calculation
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares—basic	1,719,990	(2,170,287)	(2,258,895)
Add: adjustments to undistributed earnings to participating securities	27,007	—	—
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares—dilute	1,746,997	(2,170,287)	(2,258,895)
Denominator:
Weighted average ordinary shares basic outstanding	162,672,800	174,552,468	198,596,879
Effect of potentially diluted share options	23,062,400	—	—
Weighted average ordinary shares outstanding used in computing net income per ordinary shares—dilute	185,735,200	174,552,468	198,596,879
Net income (loss) per ordinary share attributable to ordinary shareholders—diluted	9.41	(12.43)	(11.37)

For the year ended December 31, 2018, no share options were excluded from the computation of diluted earnings per share as their effects have been anti-dilutive. For the years ended December 31, 2019 and 2020, the effects of all outstanding share options were excluded from the computation of diluted loss per share, as their effects would be anti-dilutive.